Condensed Consolidated Statements of Shareholders’ Equity and Temporary Equity - USD ($)	Series B Preferred Stock Temporary equity	Series B Preferred Stock	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Mar. 31, 2024			$ 54	$ 3,519	$ (60,395)	$ 11,901,231	$ (8,426,449)	$ 3,417,960
Balance (in Shares) at Mar. 31, 2024			545,386	8,577,679
Balance (in Shares) at Mar. 31, 2024					(139)
Net income							4,823,338	4,823,338
Issuance of Series B preferred stock to settle amount due to a director			$ 600			599,400		600,000
Issuance of Series B preferred stock to settle amount due to a director (in Shares)			6,000,000
Balance at Mar. 31, 2025			$ 654	$ 3,519	$ (60,395)	12,500,631	(3,603,111)	$ 8,841,298
Balance (in Shares) at Mar. 31, 2025			6,545,386	8,577,679
Balance (in Shares) at Mar. 31, 2025					(139)			139
Net income							1,851,812	$ 1,851,812
Balance at Jun. 30, 2025			$ 654	$ 3,519	$ (60,395)	12,500,631	(1,751,299)	10,693,110
Balance (in Shares) at Jun. 30, 2025			6,545,386	8,577,679
Balance (in Shares) at Jun. 30, 2025					(139)
Balance at Mar. 31, 2025			$ 654	$ 3,519	$ (60,395)	12,500,631	(3,603,111)	$ 8,841,298
Balance (in Shares) at Mar. 31, 2025			6,545,386	8,577,679
Balance (in Shares) at Mar. 31, 2025					(139)			139
Net income							7,533,321	$ 7,533,321
Conversion of Series C Preferred Stock into Common Stock			$ (53)	$ 53
Conversion of Series C Preferred Stock into Common Stock (in Shares)			(531,886)	58,507
Reclassification of Series B Preferred Stock to Temporary Equity	$ 812,851		$ (601)			(812,250)		(812,851)
Reclassification of Series B Preferred Stock to Temporary Equity (in Shares)	6,013,500		(6,013,500)
Balance at Mar. 31, 2026	$ 812,851			$ 3,572	$ (60,395)	11,688,381	3,930,210	$ 15,561,768
Balance (in Shares) at Mar. 31, 2026	6,013,500			8,636,186
Balance (in Shares) at Mar. 31, 2026					(139)			139
Net income							3,151,784	$ 3,151,784
Reclassification of Series B Preferred Stock to Temporary Equity (in Shares)		6,013,500
Balance at Jun. 30, 2026	$ 812,851			$ 3,572	$ (60,395)	$ 11,688,381	$ 7,081,994	$ 18,713,552
Balance (in Shares) at Jun. 30, 2026	6,013,500			8,636,186
Balance (in Shares) at Jun. 30, 2026					(139)			139